Software technology development costs (Tables)	6 Months Ended
Jun. 30, 2025
Research and Development [Abstract]
Schedule of Expense of Development Costs

During the three month period ended June 30, 2025, the Company has expensed the development costs of all products as incurred and has expensed the following development costs.

	Six Months ended June 30, 2025	Six Months ended June 30, 2024	Three Months ended June 30, 2025	Three Months ended June 30, 2024

Opening total software development costs	$19,500,575	$16,055,557	$20,351,460	$16,810,802
Software development during the period	2,060,858	1,573,201	1,209,973	817,956
Closing total Software development costs	$21,561,433	$17,628,758	$21,561,433	$17,628,758